PROPERTY AND EQUIPMENT - Equipment units under modernization program (Details) Rp in Millions, RM in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2022 IDR (Rp)
PROPERTY AND EQUIPMENT
Proceeds from insurance claims	Rp 151,000	$ 9	Rp 143,000	Rp 199,000
Property and equipment	163,458,000		168,354,000	170,108,000	$ 9,801							Rp 164,496,000
Property and equipment excluding land rights insured	160,374,000		178,692,000
Property and equipment excluding land rights insured amount	44,267,000		44,143,000			$ 35	$ 197	RM 46	$ 10	$ 219	RM 0
First loss basis	2,750,000		2,750,000
Pledged as collateral under lending agreements	2,205,000		2,190,000
Depreciated property and equipment still used in operations	Rp 100,603,000		89,480,000
Estimated useful lives of property and equipment	5 years	5 years
Accelerated depreciation expense recognized	Rp 1,945,000
Depreciation expense | 2026
PROPERTY AND EQUIPMENT
Increase (Decrease) in depreciation expense	1,446,000
Depreciation expense | 2027
PROPERTY AND EQUIPMENT
Increase (Decrease) in depreciation expense	653,000
Depreciation expense | 2028
PROPERTY AND EQUIPMENT
Increase (Decrease) in depreciation expense	228,000
Depreciation expense | 2029
PROPERTY AND EQUIPMENT
Increase (Decrease) in depreciation expense	(96,000)
Depreciation expense | 2030
PROPERTY AND EQUIPMENT
Increase (Decrease) in depreciation expense	(381,000)
Adjustments
PROPERTY AND EQUIPMENT
Property and equipment			(10,231,000)	(8,692,000)
Property under construction
PROPERTY AND EQUIPMENT
Interest capitalized	13,000		98,000	124,000
Foreign exchange loss capitalized	Rp 0		Rp 0	Rp 0
Percentage of completion of property under construction	44.12%		53.29%		44.12%	44.12%	44.12%	44.12%	53.29%	53.29%	53.29%
Amount of expenditures in property under construction	Rp 4,011,000		Rp 2,930,000
Property under construction | Minimum
PROPERTY AND EQUIPMENT
Interest capitalized rate	5.44%	5.44%	1.50%	2.50%
Property under construction | Maximum
PROPERTY AND EQUIPMENT
Interest capitalized rate	8.20%	8.20%	6.10%	8.24%
Lost and broken equipment
PROPERTY AND EQUIPMENT
Proceeds from insurance claims	Rp 151,000		Rp 143,000	Rp 199,000
Property and equipment	96,000		114,000	Rp 185,000
Land rights and buildings
PROPERTY AND EQUIPMENT
Property, plant and equipment fair value used as deemed cost	Rp 23,363,000		Rp 23,650,000
Drop cable
PROPERTY AND EQUIPMENT
Estimated useful lives of property and equipment	5 years	5 years
Switching equipment | Minimum
PROPERTY AND EQUIPMENT
Estimated useful lives of property and equipment	3 years	3 years
Switching equipment | Minimum | Adjustments
PROPERTY AND EQUIPMENT
Estimated useful lives of property and equipment	5 years	5 years
Switching equipment | Maximum
PROPERTY AND EQUIPMENT
Estimated useful lives of property and equipment	15 years	15 years
Switching equipment | Maximum | Adjustments
PROPERTY AND EQUIPMENT
Estimated useful lives of property and equipment	10 years	10 years
Cable network | Adjustments
PROPERTY AND EQUIPMENT
Estimated useful lives of property and equipment	8 years	8 years
Cable network | Minimum
PROPERTY AND EQUIPMENT
Estimated useful lives of property and equipment	3 years	3 years
Cable network | Maximum
PROPERTY AND EQUIPMENT
Estimated useful lives of property and equipment	25 years	25 years
Telegraph, telex and data communication equipment
PROPERTY AND EQUIPMENT
Estimated useful lives of property and equipment	15 years	15 years
Transmission installation and equipment | Adjustments
PROPERTY AND EQUIPMENT
Estimated useful lives of property and equipment	8 years	8 years
Transmission installation and equipment | Minimum
PROPERTY AND EQUIPMENT
Estimated useful lives of property and equipment	3 years	3 years
Transmission installation and equipment | Maximum
PROPERTY AND EQUIPMENT
Estimated useful lives of property and equipment	40 years	40 years
Satellite, earth station and equipment | Adjustments
PROPERTY AND EQUIPMENT
Estimated useful lives of property and equipment	8 years	8 years
Satellite, earth station and equipment | Minimum
PROPERTY AND EQUIPMENT
Estimated useful lives of property and equipment	4 years	4 years
Satellite, earth station and equipment | Maximum
PROPERTY AND EQUIPMENT
Estimated useful lives of property and equipment	20 years	20 years
Access network assets, telephone exchanges, and terrestrial and IMS transmission | Adjustments | Depreciation expense
PROPERTY AND EQUIPMENT
Increase (Decrease) in depreciation expense	Rp 1,684,000